Other capital reserve	12 Months Ended
Mar. 31, 2023
Other capital reserve

30. Other capital reserve

	Share-based payments	Equity Instruments	Reserve on expiry of warrant	Warrant	Total
		(Refer note 30.1)	(Refer note 36)	(Refer note 36)
March 31, 2021	98,510	341	-	23,258	122,109
Share-based payments expense during the year	209,557	-	-	-	209,557
Exercised during the year	(46,423)	-	-	-	(46,423)
Forfeited during the year	(440)	-	-	-	(440)
Expired during the year	(21,272)	-	-	-	(21,272)
March 31, 2022	239,932	341	-	23,258	263,531
Share-based payments expense during the year	152,054	-	-	-	152,054
Exercised during the year	(129,673)	-	-	-	(129,673)
Forfeited during the year	(4,518)	-	-	-	(4,518)
Expired during the year	-	-	23,258	(23,258)	-
March 31, 2023	257,795	341	23,258	-	281,394

30.1	Equity instruments

The Parent Company reserved 1,844 shares for the issuance at exercise price of INR 445.81 ($ 5.42). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32.

30.2	Share based payments

2006 Share Plan and 2006 India Share Plan

The Parent Company has reserved an aggregate of 1,316,765 ordinary shares as at March 31, 2023 (1,316,765 ordinary shares as at March 31, 2022) for issuance to officers, directors and employees of the Company pursuant to its 2006 Share Plan and 2006 India Share Plan, both of which have been adopted by the board of directors (and the board of directors of Yatra India, in relation to the 2006 India Share Plan) and approved by the Parent Company shareholders (and the shareholders of Yatra India, in relation to the 2006 India Share Plan) (collectively, the “Plan”). Out of such reserved shares, options to purchase 203,855 ordinary shares have been granted and are outstanding as at March 31, 2023 (March 31, 2022: 204,224 ordinary shares).

The share-based payment awards have the following vesting period under the same plan:-

1) 60 months, the first tranche vests after two years, while the remaining awards vest in equal installments on quarterly basis over the remainder of the vesting period.

2) 12 equal installments over 12 months.

3) 50% vest over 16 equal quarterly installments starting Dec 1, 2013; 25% vest if the “2015 Milestones” are met and then in eight quarters starting July 1, 2015; 25% vest if the “2016 Milestones” are met and then in four quarters starting July 1, 2016.

The Parent Company has used the volatility of stocks of comparative companies with estimated life of options similar to its grants. The risk-free interest rate that is used in the option valuation model is based on U.S. treasury zero coupon bonds with a remaining term similar to the expected term of the options. The Parent Company does not anticipate paying any cash dividends in the foreseeable future and therefore has used an expected dividend yield of zero in the option valuation model. The Parent Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. All stock-based payment awards are amortized on a graded-vesting basis over the requisite service periods of the awards, which are generally the vesting periods.

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2022		2023
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	219,986	318.33	204,224	329.33
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Expired during the year	15,762	351.37	369	356.65
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	204,224	329.33	203,855	356.65

Vested/exercisable	204,224	329.23	203,855	356.65

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).

The weighted average remaining contractual life for the share options outstanding as at March 31, 2023 was 1.33 years (March 31, 2022: 2.33 years).

The range of exercise prices for options outstanding at the end of the year was USD 4.34 (March 31, 2022 : USD 4.34 to USD 5.42) and INR 356.65 (March 31, 2022: INR 329.23 to INR 411.54) determined based on the exchange rate as at the end of the respective reporting period.

During the year ended March 31, 2023, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR Nil (March 31, 2022: INR Nil and March 31, 2021: INR Nil).

The Parent Company did not grant any options under this plan during the fiscal year ended March 31, 2023 and March 31, 2022.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

2016 Stock Option and Incentive Plan (the “2016 Plan”)

On December 13, 2016, the Parent Company’s board of directors approved the 2016 Plan and on December 15, 2016, the Parent Company shareholders approved the 2016 Plan. The 2016 Plan enables the Parent Company to make equity based awards to its officers, employees, non-employee directors and consultants. The 2016 Plan provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, cash-based awards, performance share awards and dividend equivalent rights. The Parent Company has reserved for issuance 7,671,517 authorized but unissued ordinary shares under the 2016 Plan as on March 31, 2023, which shares are subject to an annual increase on January 1 of each year equal to three percent of the number of shares issued and outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2016 Plan. The 2016 Plan limits the number or value of shares that may be granted to any participant in any one calendar year, among other limits.

During the year ended March 31, 2023, the Parent Company pursuant to the “2016 Plan”, options to purchase Nil (March 31, 2022: Nil) ordinary shares have been granted and 271,370 (March 31, 2022: 407,323) are outstanding as at March 31, 2023.

The share-based payment awards have the following vesting period under the same plan:-

1) 197,749 share options will vest over a period of four years in equal quarterly installments, with first such vesting on February 1, 2018 equivalent to 1/16th of the total number of stock options and with the last such vesting on November 1, 2021

2) 21,769 share options will vest over a period of one year and four months in equal monthly installments commencing from first vesting on September 1, 2018 equivalent to 1/16th of the total number of stock options, with the last such vesting on June 1, 2022

3) 466,100 share options will vest over a period of four years in equal quarterly installments, with first such vesting on January 1, 2021 equivalent to 1/16th of the total number of stock options and with the last such vesting on October 01, 2024

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2022		March 31, 2023
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	681,227	293.23	407,323	246.66
Granted during the year	-	-	-	-
Forfeited during the year	115,257	154.20	54,545	164.38
Expired during the year	158,647	560.80	81,408	362,67
Number of options outstanding at the end of the year	407,323	246.66	271,370	259.07

Vested/exercisable	191,988	352.82	175,918	311.02

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).

The weighted average remaining contractual life for the share options outstanding as at March 31, 2023 was 5.30 years (March 31, 2022: 6.18).

The range of exercise prices for options outstanding at the end of the year was USD 2.00 to USD 10.00 (March 31, 2022: USD 2.00 to USD 10.00) and INR 164.38 to INR 821.90 (March 31, 2022: INR 151.74 to INR 758.70) determined based on the exchange rate as at the end of the respective reporting period.

During the year ended March 31, 2023, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR 1,568 (March 31, 2022: 11,192 and March 31, 2021: 10,987).

The expected life of share options has been taken as mid point between first and last available exercise date.

The expected volatility reflects the assumption based on historical volatility on the share prices of similar entities over a period.

The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Restricted Stock Unit Plan (RSU) and Performance Stock Units (PSU) “2016 Plan”

The Parent Company pursuant to the “2016 Plan” had approved a grant of 1,981,685 RSUs and PSU’s (March 31, 2022: 2,093,188) and 3,619,769 are outstanding as at March 31, 2023 (March 31, 2022: 2,762,509).

The stock units have the following vesting period:-

The stock units have the following vesting period:-

1. 7,277 RSUs granted, these RSUs would vest over a period of four years in equal quarterly installments, vesting period of which will commence from July 01, 2017 with first such vesting on September 30, 2017 equivalent to one-sixteenth of these RSAs and with the last vesting to be done on or before June 30, 2021.

2. 5,000 RSUs granted, vesting of these RSAs would commence from April 1, 2018 with first vesting equivalent to 1/4th of the Balance RSAs for the employee and 1/16th getting vested at the end of each subsequent quarters till April 1, 2021

3. 687,857 RSUs granted, vesting of these RSUs would commence from July 1, 2020 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on June 30, 2024.

4. 1,609,934 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra share price and the trigger price points range from $1.80 to$10.00.

5. 692,000 RSUs granted, vesting of these RSUs would commence from June 4, 2021 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2025. Out of these 29,793 RSUs have been considered vested on grant date.

6. 1,280,154 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra share price and the trigger price points range from $2.50 to $4.00.

7. 67,877 RSUs granted to directors on quarterly basis in lieu of compensation for the financial year ended March 31, 2023. During the Financial Year 2022, 121,034 RSUs granted to directors in lieu of compensation.

8. 649,500 RSUs granted, vesting of these RSUs would commence from May 19, 2022 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2026.

9. 1,248,185 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra share price and the trigger price points range from $2.50 to $4.00.

10. 84,000 RSUs granted, vesting of these RSUs would commence from September 22, 2022 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on September 1, 2026.

	March 31, 2022	March 31, 2023
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	1,222,271	2,762,509
Granted during the year	2,093,188	2,049,562
Forfeited during the year	-	-
Expired during the year	93,737	-
Vested/exercised during the year	459,213	1,062,081
Vested PSUs net settled for employee’s tax obligation*	-	130,190
Number of RSU/PSU’s outstanding at the end of the year	2,762,509	3,619,800

Vested/exercisable and not exercised	-	-

*	As per applicable Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2023, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 27,340 which has been paid to the tax authority on the employee’s behalf before March 31, 2023. Total tax liability paid of INR 27,340 is recognized in equity as transaction with equity shareholders.

The weighted average remaining contractual life for RSU’s/PSU’s outstanding as at March 31, 2023 was 1.82 years (March 31, 2022: 2.24).

The range of exercise prices for RSU’s/PSU’s outstanding at the end of the year is Nil (March 31, 2022: Nil).

During the year ended March 31, 2023, share based compensation cost for these RSU’s/PSU’s is recognized under personnel expenses amounting to INR 138,196 (March 31, 2022: 198,366 and March 31, 2021: 66,113). Refer to Note 11

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The following tables list the inputs to the model used for the years then ended

	March 31, 2022		March 31, 2023
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	2.12	2.12	0.36-0.81	1.45-2.70
Risk-free interest rate (%)	0.61%	0.61%	2.80%	2.80%
Expected volatility (%)	56.27%	56.27%	45.00%	45.00%
Expected life	4 years	4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

The expected life of RSU’s and PSU’s options has been taken as the vesting period.

The expected volatility reflects the assumption based on median of historical volatility on the share prices of the similar entities over a period.